BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Brazil — 0.4%
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ USD 200 $ 164,040
Guatemala — 0.5%
Millicom International Cellular SA,
6.25%
,
03/25/29
(a)
........... 180 165,433
Saudi Arabia — 0.9%
Gaci First Investment Co., 5.00%
,
10/13/27
(a)
................ 320 324,400
South Africa — 0.6%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23
(a)
..... 219 216,851
Total Corporate Bonds — 2.4%
(Cost: $907,703) ................................ 870,724
Foreign Government Obligations
Argentina — 0.8%
Argentine Republic (The)
(b)
3.88%, 01/09/38 ............ 522 161,264
1.50%, 07/09/46 ............ 306 80,607
Provincia de Buenos Aires, (30 to 35-
Day ARS Argentina Deposit Rates
Badlar Private Banks + 3.75%),
73.66%
,
04/12/25
(a)(c)
......... ARS 14,851 37,774
279,645
Benin — 0.8%
Benin Government Bond, 4.95%
,
01/22/35
(d)
................ EUR 378 280,246
Brazil — 5.7%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 4 787,064
10.00%, 01/01/27 ........... 3 573,414
10.00%, 01/01/29 ........... 3 469,715
10.00%, 01/01/31 ........... 1 104,106
8.25%, 01/20/34 ............ USD 151 173,914
2,108,213
Chile — 3.4%
Bonos Tesoreria Pesos, 4.50%
,
03/01/26 ................. CLP 380,000 456,684
Republic of Chile
5.00%, 10/01/28
(a)(d)
.......... 115,000 140,818
2.55%, 01/27/32 ............ USD 272 232,356
3.10%, 05/07/41 ............ 326 243,950
4.34%, 03/07/42 ............ 200 176,100
1,249,908
China — 2.0%
People's Republic of China
3.03%, 03/11/26 ............ CNY 1,080 159,565
2.85%, 06/04/27 ............ 2,230 326,718
3.02%, 05/27/31 ............ 1,570 231,287
3.72%, 04/12/51 ............ 140 22,030
739,600
Colombia — 4.2%
Republic of Colombia
7.50%, 08/26/26 ............ COP 346,000 66,950
7.75%, 09/18/30 ............ 1,724,200 301,987
7.00%, 03/26/31 ............ 644,500 106,473
3.13%, 04/15/31 ............ USD 200 152,600
Security
Par (000)
Par (000) Value
Colombia (continued)
7.00%, 06/30/32 ............ COP 1,373,200 $ 218,675
7.50%, 02/02/34 ............ USD 200 196,300
7.25%, 10/18/34 ............ COP 961,700 149,112
6.25%, 07/09/36 ............ 1,384,300 187,832
9.25%, 05/28/42 ............ 1,080,400 183,280
1,563,209
Czech Republic — 6.6%
Czech Republic
5.70%, 05/25/24
(a)
........... CZK 8,740 403,540
0.00%, 12/12/24
(e)
........... 4,520 190,501
1.25%, 02/14/25 ............ 8,610 369,348
1.00%, 06/26/26
(a)
........... 5,410 220,666
0.25%, 02/10/27 ............ 2,900 112,205
2.50%, 08/25/28
(a)
........... 5,080 209,056
2.75%, 07/23/29 ............ 4,470 184,114
0.05%, 11/29/29 ............ 5,550 188,378
0.95%, 05/15/30
(a)
........... 5,330 189,758
1.20%, 03/13/31 ............ 5,650 200,735
2.00%, 10/13/33 ............ 4,360 158,039
2,426,340
Dominican Republic — 2.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(a)
........... USD 103 104,307
5.50%, 02/22/29
(d)
........... 150 140,841
13.63%, 02/03/33
(d)
.......... DOP 8,000 164,749
5.30%, 01/21/41
(a)
........... USD 243 189,130
5.88%, 01/30/60
(d)
........... 250 189,734
788,761
Ecuador — 0.7%
Republic of Ecuador
(b)(d)
5.50%, 07/31/30 ............ 444 205,477
2.50%, 07/31/35 ............ 211 69,826
275,303
Egypt — 1.3%
Arab Republic of Egypt
(a)
8.50%, 01/31/47 ............ 247 143,075
7.90%, 02/21/48 ............ 600 330,487
473,562
El Salvador — 0.3%
Republic of El Salvador, 9.50%
,
07/15/52
(a)
................ 210 107,100
Gabon — 0.6%
Gabonese Republic, 7.00%
,
11/24/31
(d)
278 212,670
Ghana — 0.6%
Republic of Ghana
(f)(g)
8.13%, 01/18/26
(a)
........... 249 95,097
8.88%, 05/07/42
(d)
........... 369 122,762
217,859
Guatemala — 0.5%
Republic of Guatemala, 5.38%
,
04/24/32
(a)
................ 200 193,475
Hungary — 3.9%
Hungary Government Bond
6.00%, 11/24/23 ............ HUF 222,040 602,275
5.38%, 03/25/24 ............ USD 16 15,988
3.00%, 06/26/24 ............ HUF 69,920 177,719
1.00%, 11/26/25 ............ 78,480 175,832
5.50%, 06/16/34
(d)
........... USD 275 265,375

BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hungary (continued)
4.00%, 04/28/51 ............ HUF 127,540 $ 205,410
1,442,599
Indonesia — 3.9%
Republic of Indonesia
8.25%, 05/15/29 ............ IDR 938,000 67,917
7.00%, 09/15/30 ............ 2,838,000 193,520
6.50%, 02/15/31 ............ 3,870,000 256,391
8.38%, 03/15/34 ............ 7,169,000 530,701
7.50%, 06/15/35 ............ 449,000 31,224
4.75%, 07/18/47
(a)
........... USD 200 186,522
4.30%, 03/31/52 ............ 200 173,272
1,439,547
Ivory Coast — 0.8%
Republic of Cote d'Ivoire
(a)
6.88%, 10/17/40 ............ EUR 293 233,552
6.63%, 03/22/48 ............ 100 75,102
308,654
Jamaica — 0.6%
Jamaica Government Bond, 6.75%
,
04/28/28 ................. USD 200 208,788
Kenya — 0.5%
Republic of Kenya, 7.00%
,
05/22/27
(a)
200 169,000
Malaysia — 2.2%
Malaysia Government Bond
4.37%, 10/31/28 ............ MYR 793 185,581
3.83%, 07/05/34 ............ 2,443 539,475
4.07%, 06/15/50 ............ 325 68,905
793,961
Mexico — 9.9%
Mex Bonos Desarr Fix Rt, 7.75%
,
05/29/31 ................. MXN 31 160,323
United Mexican States
8.00%, 12/07/23 ............ 233 1,264,251
8.00%, 09/05/24 ............ 14 75,403
4.15%, 03/28/27 ............ USD 207 204,102
7.50%, 06/03/27 ............ MXN 70 368,519
2.66%, 05/24/31 ............ USD 200 167,400
7.75%, 05/29/31 ............ MXN 22 112,284
7.75%, 11/23/34 ............ 158 809,143
4.50%, 01/31/50 ............ USD 200 161,162
4.40%, 02/12/52 ............ 200 156,300
5.75%, 10/12/10 ............ 196 175,089
3,653,976
Mongolia — 0.4%
Mongolia International Bond, 4.45%
,
07/07/31
(a)
................ 200 148,522
Morocco — 0.4%
Kingdom of Morocco, 4.00%
,
12/15/50
(a)
................ 200 135,413
Oman — 1.9%
Oman Government Bond
(d)
7.38%, 10/28/32 ............ 352 384,296
7.00%, 01/25/51 ............ 342 332,873
717,169
Panama — 1.7%
Republic of Panama
9.38%, 04/01/29 ............ 84 102,259
6.40%, 02/14/35 ............ 200 208,100
4.50%, 05/15/47 ............ 200 156,413
Security
Par (000)
Par (000) Value
Panama (continued)
4.50%, 04/16/50 ............ USD 200 $ 151,850
618,622
Paraguay — 1.2%
Republic of Paraguay
(a)
5.00%, 04/15/26 ............ 200 198,100
6.10%, 08/11/44 ............ 267 258,289
456,389
Peru — 2.4%
Republic of Peru
8.20%, 08/12/26 ............ PEN 766 213,019
6.15%, 08/12/32 ............ 875 212,640
3.00%, 01/15/34 ............ USD 430 349,725
5.63%, 11/18/50 ............ 98 98,692
874,076
Philippines — 1.1%
Republic of Philippines
1.95%, 01/06/32 ............ 250 203,152
4.20%, 03/29/47 ............ 235 202,438
405,590
Poland — 2.5%
Republic of Poland
2.25%, 10/25/24 ............ PLN 884 193,614
3.75%, 05/25/27 ............ 819 175,345
2.50%, 07/25/27 ............ 935 189,478
2.75%, 04/25/28 ............ 876 175,425
2.75%, 10/25/29 ............ 1,029 197,781
931,643
Qatar — 1.6%
State of Qatar
(a)
3.25%, 06/02/26 ............ USD 200 193,788
4.40%, 04/16/50 ............ 413 380,992
574,780
Romania — 2.7%
Romania Government Bond
2.75%, 02/26/26
(a)
........... EUR 187 190,481
3.25%, 06/24/26 ............ RON 540 105,595
4.15%, 01/26/28 ............ 715 137,487
3.00%, 02/14/31
(a)
........... USD 110 90,337
6.70%, 02/25/32 ............ RON 650 136,410
6.13%, 01/22/44
(a)
........... USD 200 190,000
4.00%, 02/14/51
(a)
........... 206 143,016
993,326
Saudi Arabia — 2.1%
Kingdom of Saudi Arabia
5.00%, 01/18/53
(d)
........... 435 403,952
5.00%, 01/18/53
(a)
........... 200 185,725
3.45%, 02/02/61
(a)
........... 287 202,747
792,424
Senegal — 0.9%
Republic of Senegal, 6.25%
,
05/23/33
(a)
400 318,000
South Africa — 8.1%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 8,981 537,084
8.00%, 01/31/30 ............ 12,905 660,000
5.88%, 06/22/30 ............ USD 400 374,000
7.00%, 02/28/31 ............ ZAR 7,195 334,065
8.25%, 03/31/32 ............ 2,743 134,293
5.88%, 04/20/32 ............ USD 200 181,250
8.88%, 02/28/35 ............ ZAR 4,965 238,866

BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
South Africa (continued)
8.50%, 01/31/37 ............ ZAR 4,519 $ 204,091
9.00%, 01/31/40 ............ 4,056 185,104
8.75%, 02/28/48 ............ 3,425 147,548
2,996,301
Sri Lanka — 0.3%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29
(a)(f)(g)
.... USD 361 125,938
Trinidad and Tobago — 0.5%
Republic of Trinidad & Tobago, 4.50%
,
08/04/26
(a)
................ 200 194,350
Turkey — 1.8%
Republic of Turkey
5.25%, 03/13/30 ............ 228 188,100
9.38%, 01/19/33 ............ 450 457,875
645,975
Ukraine — 1.0%
Ukraine Government Bond
(f)(g)
16.00%, 05/24/23
(d)
.......... UAH 2,518 67,858
7.75%, 09/01/27
(a)
........... USD 244 43,508
7.75%, 09/01/28
(a)
........... 142 25,853
7.38%, 09/25/34
(a)
........... 407 69,597
0.00%, 08/01/41
(a)(c)
.......... 606 158,999
365,815
United Arab Emirates — 1.0%
UAE International Government Bond,
4.95%
,
07/07/52
(d)
........... 380 385,296
Uruguay — 1.0%
Oriental Republic of Uruguay
4.38%, 01/23/31 ............ 183 182,063
5.10%, 06/18/50 ............ 179 179,115
361,178
Zambia — 0.2%
Republic of Zambia, 8.50%
,
04/14/24
(a)(f)
(g)
...................... 200 89,538
Total Foreign Government Obligations — 84.2%
(Cost: $34,695,738) .............................. 31,062,761
U.S. Treasury Obligations
U.S. Treasury Notes
1.38%, 09/30/23 ............ 493 485,126
1.63%, 10/31/23 ............ 1,853 1,820,087
2.50%, 04/30/24 ............ 1,164 1,137,964
Total U.S. Treasury Obligations — 9.3%
(Cost: $3,448,501) .............................. 3,443,177
Total Long-Term Investments — 95.9%
(Cost: $39,051,942) .............................. 35,376,662
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Time Deposits — 0.3%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 1.56%, 01/03/23 .... AUD 8 $ 5,543
Europe — 0.0%
Citibank NA, 1.10%, 01/02/23 ..... EUR 4 4,497
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.33)%, 01/04/23 ........... JPY 322 2,427
Norway — 0.0%
Brown Brothers Harriman & Co.,
1.00%, 01/02/23 ............ NOK 25 2,360
South Africa — 0.1%
Standard Chartered Bank,
4.84%, 01/03/23 ............ ZAR 255 14,295
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
0.20%, 01/03/23 ............ CHF 5 5,075
United Kingdom — 0.0%
Australia & New Zealand Banking
Group Ltd., 2.30%, 01/03/23 .... GBP 6 7,906
United States — 0.2%
Citibank NA, 4.34%, 01/03/23 ..... USD 73 73,345
Total Short-Term Securities — 0.3%
(Cost: $115,448) ................................ 115,448
Total Options Purchased — 0.0%
(Cost: $8,159 ) ................................. 1,526
Total Investments Before Options Written and Investments Sold
Short — 96.2%
(Cost: $39,175,549) .............................. 35,493,636
Total Options Written — (0.2)%
(Premiums Received — $(121,057)) .................. (74,555)
Investments Sold Short
Foreign Government Obligations
Ecuador — (0.2)%
Republic of Ecuador, 5.50%
,
07/31/30
(b)
(d)
...................... (165) (76,343)
Total Foreign Government
Obligations — (0.2)%
(Proceeds: $(135,458)) ........................... (76,343)
Total Investments Sold Short — (0.2)%
(Proceeds: $(135,458) ) ........................... (76,343)
Total Investments Net of Options Written and Investments Sold
Short — 95.8%
(Cost: $38,919,034) .............................. 35,342,738
Other Assets Less Liabilities — 4.2% ................... 1,531,548
Net Assets — 100.0% .............................. $ 36,874,286

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Zero-coupon bond.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 5 06/08/23 $ 737 $ 27,822
U.S. Treasury 10 Year Note ................................................... 3 06/21/23 345 1,121
U.S. Treasury Ultra Bond ..................................................... 5 06/21/23 708 14,908
43,851
Short Contracts
Japan 10 Year Bond ........................................................ 4 06/13/23 4,462 (61,240)
U.S. Treasury 2 Year Note .................................................... 5 06/30/23 1,033 (7,259)
U.S. Treasury 5 Year Note .................................................... 4 06/30/23 439 (37)
(68,536)
$ (24,685)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 4,770,637 USD 917,257 Deutsche Bank AG 04/04/23 $ 23,985
BRL 3,575,794 USD 701,365 JPMorgan Chase Bank NA 04/04/23 4,136
BRL 1,015,078 USD 193,382 Standard Chartered Bank 04/04/23 6,892
USD 522,947 TWD 15,729,024 BNP Paribas SA 04/12/23 7,946
BRL 3,923,785 USD 768,584 JPMorgan Chase Bank NA 05/03/23 1,792
AUD 278,573 USD 185,494 Goldman Sachs International 05/15/23 997
AUD 848,061 USD 564,467 JPMorgan Chase Bank NA 05/15/23 3,268
AUD 644,505 USD 427,053 UBS AG 05/15/23 4,411
CAD 324,844 USD 235,748 Royal Bank of Canada 05/15/23 4,765
CAD 258,707 USD 189,137 Westpac Banking Corp. 05/15/23 2,407
CHF 341,766 USD 372,912 JPMorgan Chase Bank NA 05/15/23 2,308
CHF 171,434 USD 185,608 Standard Chartered Bank 05/15/23 2,607
CLP 167,110,598 USD 203,622 Standard Chartered Bank 05/15/23 5,625
COP 884,700,000 USD 181,331 Standard Chartered Bank 05/15/23 7,030
EUR 345,187 USD 367,860 Barclays Bank plc 05/15/23 7,375
EUR 1,036,263 USD 1,116,402 BNP Paribas SA 05/15/23 10,066
EUR 171,845 USD 184,095 JPMorgan Chase Bank NA 05/15/23 2,709
EUR 1,096,528 USD 1,163,839 Royal Bank of Canada 05/15/23 28,141
EUR 169,877 USD 184,504 Standard Chartered Bank 05/15/23 161
EUR 110,000 USD 117,745 Toronto Dominion Bank 05/15/23 1,830
GBP 90,745 USD 110,848 Bank of New York Mellon 05/15/23 1,191
GBP 153,726 USD 188,323 HSBC Bank plc 05/15/23 1,476
HUF 141,715,281 USD 369,878 Bank of America NA 05/15/23 29,183
HUF 2,960,000 USD 7,929 Citibank NA 05/15/23 406
HUF 210,979,223 USD 562,132 UBS AG 05/15/23 31,972
IDR 8,536,889,126 USD 552,224 Bank of America NA 05/15/23 18,365
IDR 492,680,000 USD 32,007 BNP Paribas SA 05/15/23 923
IDR 2,864,042,846 USD 188,685 Citibank NA 05/15/23 2,742
JPY 1,170,000 USD 8,787 ANZ Banking Group Ltd. 05/15/23 82
JPY 1,560,000 USD 11,782 Deutsche Bank AG 05/15/23 43
JPY 73,471,302 USD 554,201 JPMorgan Chase Bank NA 05/15/23 2,710
JPY 35,260,480 USD 260,003 Royal Bank of Canada 05/15/23 7,269
KRW 449,534,805 USD 342,845 Bank of America NA 05/15/23 2,099
MXN 3,678,754 USD 194,093 Deutsche Bank AG 05/15/23 8,410
MXN 11,991,311 USD 639,844 Goldman Sachs International 05/15/23 20,235
MXN 3,350,323 USD 179,059 HSBC Bank plc 05/15/23 5,365
MXN 150,000 USD 7,841 Morgan Stanley & Co. International plc 05/15/23 416
MXN 7,234,461 USD 377,169 State Street Bank and Trust Co. 05/15/23 21,062
MXN 1,254,981 USD 67,272 UBS AG 05/15/23 1,811
MYR 5,009,895 USD 1,111,704 Barclays Bank plc 05/15/23 28,536

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
NZD 290,780 USD 177,925 Bank of America NA 05/15/23 $ 3,908
NZD 295,617 USD 184,522 Deutsche Bank AG 05/15/23 336
NZD 303,034 USD 188,082 UBS AG 05/15/23 1,414
PLN 1,540,307 USD 345,785 BNP Paribas SA 05/15/23 10,140
PLN 1,644,665 USD 379,937 JPMorgan Chase Bank NA 05/15/23 103
RON 746,393 USD 160,089 Goldman Sachs International 05/15/23 3,273
THB 6,489,043 USD 189,816 Barclays Bank plc 05/15/23 798
THB 6,308,795 USD 181,142 HSBC Bank plc 05/15/23 4,176
THB 86,005,608 USD 2,482,626 Standard Chartered Bank 05/15/23 43,763
USD 192,255 AUD 286,324 Bank of America NA 05/15/23 575
USD 373,755 AUD 555,466 HSBC Bank plc 05/15/23 1,897
USD 185,999 AUD 277,463 State Street Bank and Trust Co. 05/15/23 251
USD 745,519 CHF 675,795 BNP Paribas SA 05/15/23 3,574
USD 375,359 CNY 2,557,255 Barclays Bank plc 05/15/23 2,053
USD 21,806 EUR 20,000 State Street Bank and Trust Co. 05/15/23 65
USD 187,202 HUF 65,942,762 Goldman Sachs International 05/15/23 1,511
USD 7,757 JPY 1,020,000 Deutsche Bank AG 05/15/23 25
USD 12,575 JPY 1,650,000 Royal Bank of Canada 05/15/23 68
USD 188,927 NZD 301,693 HSBC Bank plc 05/15/23 270
USD 186,660 PLN 802,782 Morgan Stanley & Co. International plc 05/15/23 1,158
USD 184,266 TRY 3,622,184 HSBC Bank plc 05/15/23 6,523
ZAR 8,705,086 USD 469,443 Morgan Stanley & Co. International plc 05/15/23 17,679
USD 27,412 TRY 555,335 Goldman Sachs International 05/25/23 776
USD 767,425 HKD 5,978,856 Citibank NA 09/15/23 940
418,023
USD 183,993 BRL 979,966 Bank of America NA 04/04/23 (9,353)
USD 444,075 BRL 2,328,818 Goldman Sachs International 04/04/23 (15,398)
USD 1,180,095 BRL 6,052,725 JPMorgan Chase Bank NA 04/04/23 (14,102)
TWD 15,991,823 USD 531,107 BNP Paribas SA 04/12/23 (7,501)
TWD 5,501,531 USD 186,373 JPMorgan Chase Bank NA 04/12/23 (6,241)
TWD 5,502,738 USD 184,100 Standard Chartered Bank 04/12/23 (3,929)
EGP 2,614,180 USD 83,854 Citibank NA 04/27/23 (2,488)
USD 813,596 BRL 4,153,216 JPMorgan Chase Bank NA 05/03/23 (1,826)
AUD 274,963 USD 184,725 JPMorgan Chase Bank NA 05/15/23 (651)
CHF 337,897 USD 373,393 JPMorgan Chase Bank NA 05/15/23 (2,421)
CLP 148,036,389 USD 186,186 Bank of America NA 05/15/23 (823)
CLP 146,409,193 USD 185,201 BNP Paribas SA 05/15/23 (1,876)
CLP 298,933,973 USD 374,980 Standard Chartered Bank 05/15/23 (671)
CNY 1,287,212 USD 187,953 JPMorgan Chase Bank NA 05/15/23 (47)
CNY 50,000 USD 7,304 State Street Bank and Trust Co. 05/15/23 (5)
EUR 240,000 USD 261,661 Credit Agricole Corporate & Investment Bank SA 05/15/23 (769)
EUR 20,000 USD 21,885 HSBC Bank plc 05/15/23 (144)
EUR 170,271 USD 186,292 JPMorgan Chase Bank NA 05/15/23 (1,199)
EUR 172,601 USD 188,271 Morgan Stanley & Co. International plc 05/15/23 (645)
HUF 4,530,000 USD 12,865 Goldman Sachs International 05/15/23 (109)
INR 14,944,999 USD 181,649 Citibank NA 05/15/23 (150)
JPY 24,291,910 USD 185,390 BNP Paribas SA 05/15/23 (1,259)
JPY 2,130,000 USD 16,334 Canadian Imperial Bank of Commerce 05/15/23 (189)
JPY 24,291,910 USD 185,752 JPMorgan Chase Bank NA 05/15/23 (1,621)
USD 73,508 AUD 110,862 State Street Bank and Trust Co. 05/15/23 (709)
USD 369,184 AUD 554,901 UBS AG 05/15/23 (2,295)
USD 185,312 CAD 251,322 BNP Paribas SA 05/15/23 (765)
USD 185,895 CAD 253,774 Goldman Sachs International 05/15/23 (1,998)
USD 369,168 CAD 507,619 JPMorgan Chase Bank NA 05/15/23 (6,670)
USD 189,008 CAD 258,703 State Street Bank and Trust Co. 05/15/23 (2,534)
USD 370,988 CAD 507,643 Westpac Banking Corp. 05/15/23 (4,868)
USD 112,273 CHF 102,453 State Street Bank and Trust Co. 05/15/23 (209)
USD 25,526 CHF 23,824 Toronto Dominion Bank 05/15/23 (630)
USD 375,385 CLP 304,392,463 Bank of America NA 05/15/23 (5,759)
USD 380,008 CLP 307,473,004 BNP Paribas SA 05/15/23 (4,993)
USD 94,283 CLP 77,025,271 Citibank NA 05/15/23 (2,164)
USD 94,442 CLP 77,025,271 Goldman Sachs International 05/15/23 (2,005)

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 379,398 COP 1,824,890,000 Goldman Sachs International 05/15/23 $ (9,138)
USD 208,323 COP 1,004,566,315 Standard Chartered Bank 05/15/23 (5,558)
USD 187,160 CZK 4,160,000 Bank of America NA 05/15/23 (4,661)
USD 186,076 CZK 4,060,000 Citibank NA 05/15/23 (1,134)
USD 384,708 CZK 8,612,549 JPMorgan Chase Bank NA 05/15/23 (12,424)
USD 256,050 CZK 5,675,253 Morgan Stanley & Co. International plc 05/15/23 (5,641)
USD 184,922 EUR 172,136 Bank of America NA 05/15/23 (2,198)
USD 372,832 EUR 345,080 BNP Paribas SA 05/15/23 (2,287)
USD 1,553,749 EUR 1,465,018 Commonwealth Bank of Australia 05/15/23 (38,797)
USD 366,715 EUR 345,187 Deutsche Bank AG 05/15/23 (8,520)
USD 184,397 EUR 173,275 HSBC Bank plc 05/15/23 (3,961)
USD 935,211 EUR 866,828 JPMorgan Chase Bank NA 05/15/23 (7,074)
USD 161,370 EUR 150,000 Royal Bank of Canada 05/15/23 (1,687)
USD 185,831 EUR 172,437 State Street Bank and Trust Co. 05/15/23 (1,616)
USD 445,350 GBP 375,298 Royal Bank of Canada 05/15/23 (18,014)
USD 370,675 GBP 307,045 Standard Chartered Bank 05/15/23 (8,420)
USD 116,496 HUF 42,284,494 Bank of America NA 05/15/23 (2,575)
USD 183,476 HUF 67,195,789 Citibank NA 05/15/23 (5,743)
USD 191,608 HUF 68,672,937 Morgan Stanley & Co. International plc 05/15/23 (1,771)
USD 9,805 HUF 3,620,000 Societe Generale SA 05/15/23 (389)
USD 10,732 HUF 3,940,000 State Street Bank and Trust Co. 05/15/23 (363)
USD 10,003 HUF 3,700,000 Toronto Dominion Bank 05/15/23 (416)
USD 485,428 HUF 182,521,322 UBS AG 05/15/23 (28,541)
USD 96,130 IDR 1,476,366,780 BNP Paribas SA 05/15/23 (2,547)
USD 181,294 INR 14,944,999 Barclays Bank plc 05/15/23 (205)
USD 24,703 JPY 3,270,000 Commonwealth Bank of Australia 05/15/23 (83)
USD 31,269 JPY 4,140,000 Goldman Sachs International 05/15/23 (112)
USD 74,186 JPY 9,914,235 Morgan Stanley & Co. International plc 05/15/23 (963)
USD 24,060 JPY 3,220,000 Royal Bank of Canada 05/15/23 (348)
USD 937,764 MXN 17,042,550 BNP Paribas SA 05/15/23 (369)
USD 185,771 MXN 3,389,642 Deutsche Bank AG 05/15/23 (817)
USD 185,450 MXN 3,523,300 Goldman Sachs International 05/15/23 (8,495)
USD 373,008 MXN 6,960,297 JPMorgan Chase Bank NA 05/15/23 (10,131)
USD 36,559 MXN 703,600 Morgan Stanley & Co. International plc 05/15/23 (2,172)
USD 184,809 MXN 3,480,000 State Street Bank and Trust Co. 05/15/23 (6,753)
USD 191,556 NZD 308,896 Morgan Stanley & Co. International plc 05/15/23 (1,605)
USD 56,046 PEN 212,987 Standard Chartered Bank 05/15/23 (397)
USD 162,150 PHP 8,977,109 Deutsche Bank AG 05/15/23 (3,184)
USD 72,608 THB 2,505,185 ANZ Banking Group Ltd. 05/15/23 (981)
USD 182,518 THB 6,240,285 Morgan Stanley & Co. International plc 05/15/23 (789)
USD 181,035 THB 6,240,285 Standard Chartered Bank 05/15/23 (2,272)
USD 174,060 TWD 5,322,925 JPMorgan Chase Bank NA 05/15/23 (941)
USD 149,011 ZAR 2,739,610 Goldman Sachs International 05/15/23 (4,293)
USD 113,161 ZAR 2,084,173 HSBC Bank plc 05/15/23 (3,466)
USD 623,293 ZAR 11,554,969 Morgan Stanley & Co. International plc 05/15/23 (23,304)
USD 94,463 ZAR 1,690,000 Natwest Markets plc 05/15/23 (106)
HKD 2,891,239 USD 371,119 Goldman Sachs International 09/15/23 (464)
HKD 3,087,617 USD 396,087 HSBC Bank plc 09/15/23 (257)
(354,998)
$ 63,025
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... UBS AG 05/31/23 CHF 1.05 EUR 800 $ 195

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... UBS AG 05/31/23 CHF 0.95 EUR 800 $ 1,331
$ 1,526
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 11 05/26/23 USD 114.00 USD 1,100 $ (21,484)
Put
U.S. Treasury 10 Year Note ...................... 30 05/26/23 USD 114.00 USD 3,000 (30,000)
$ (51,484)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. UBS AG 05/31/23 CHF 1.00 EUR 800 $ (4,836)
–
Put
USD Currency ............................. JPMorgan Chase Bank NA 05/31/23 TWD 29.85 USD 690 (3,913)
USD Currency ............................. JPMorgan Chase Bank NA 05/31/23 THB 34.10 USD 830 (14,322)
–
(18,235)
–
$ (23,071)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Asia ex-Japan Investment Grade Index
Series 39.V1 ..................... 1.00 % Quarterly 06/20/28 USD 774 $ 10,518 $ 13,025 $ (2,507)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 Quarterly 06/20/28 EUR 337 (10,136) (3,482) (6,654)
Markit CDX North American Emerging Markets
Index Series 39.V1 ................ 1.00 Quarterly 06/20/28 USD 979 56,010 67,429 (11,419)
$ 56,392 $ 76,972 $ (20,580)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 9.84% Monthly N/A 01/27/25 MXN 10,150 $ (3,546) $ — $ (3,546)
28 day MXIBTIIE Monthly 8.43% Monthly N/A 01/19/28 MXN 8,836 (3,422) — (3,422)
28 day MXIBTIIE Monthly 8.50% Monthly N/A 01/24/28 MXN 4,480 (932) — (932)

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.71% Annual 6 month BUBOR Semi-Annual 09/20/23
(a)
09/20/33 HUF 83,919 $ 1,955 $ — $ 1,955
$ (5,945) $ — $ (5,945)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly BNP Paribas SA 06/20/28 USD 319 $ 18,295 $ 24,238 $ (5,943)
Republic of Turkey ......... 1.00 Quarterly Bank of America NA 06/20/28 USD 557 94,897 97,491 (2,594)
$ – $ – $ –
$ 113,192 $ 121,729 $ (8,537)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 13.90% At Termination Bank of America NA 04/01/24 BRL 7,482 $ 14,985 $ — $ 14,985
1 day
BZDIOVER At Termination 11.99% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 5,945 325 — 325
$ 15,310 $ — $ 15,310
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.53
6 month BUBOR ...................................... Budapest Interbank Offered Rate 16.01

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ........................................ $ — $ 870,724 $ — $ 870,724
Foreign Government Obligations .............................. — 31,062,761 — 31,062,761
U.S. Treasury Obligations ................................... — 3,443,177 — 3,443,177
Short-Term Securities
Time Deposits .......................................... — 115,448 — 115,448
Options Purchased
Foreign currency exchange contracts ........................... — 1,526 — 1,526
Liabilities
Investments Sold Short
Foreign Government Obligations .............................. — (76,343) — (76,343)
$ — $ 35,417,293 $ — $ 35,417,293
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 418,023 $ — $ 418,023
Interest rate contracts ....................................... 43,851 17,265 — 61,116
Liabilities
Credit contracts ........................................... — (29,117) — (29,117)
Foreign currency exchange contracts ............................ — (378,069) — (378,069)
Interest rate contracts ....................................... (120,020) (7,900) — (127,920)
$ (76,169) $ 20,202 $ — $ (55,967)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
UAH Ukrainian Hryvnia
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter